Expense Example - Voya Strategic Allocation Growth Portfolio	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs
USD ($)	79	265	468	1,052	104	344	603	1,344